Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at June 30, 2018 and December 31, 2017:

	Useful lives	2018	2017

Building	50 years	$205,944	$-
Building improvements	15 years	9,997	-
Leasehold improvements	9-10 years	82,060	3,355
Office equipment	2-7 years	31,018	21,341
Other equipment	5 years	42,485	42,485

Property and equipment, at cost		371,504	67,181
Accumulated depreciation		(47,727)	(37,429)

Property and equipment, net of accumulated depreciation		$323,777	$29,752

For the six months ended June 30, 2018 and 2017, the Company recorded depreciation expense of $10,298 and $20,841 respectively.

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2017 and 2016:

	Useful lives	2017	2016

Leasehold improvements	9-10 years	$3,355	$3,355
Office equipment	3-5 years	21,341	21,341
Other equipment	5 years	42,485	42,485

Property and equipment, at cost		67,181	67,181
Accumulated depreciation		(37,429)	(7,141)

Property and equipment, net of accumulated depreciation		$29,752	$60,040

For the year ended December 31, 2017 and 2016, the Company recorded depreciation expense of $30,288 and $7,141, respectively.